Pension Plans and Other Benefits - Est Future Other Benefit Plan Pmts (Details) (USD $) In Millions	May 31, 2011
Other North American Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments And Subsidies Receipts Other Plans [Line Items]
2012	$ 7.1
2013	6.8
2014	6.6
2015	6.3
2016	5.8
2017-2021	21.2
Medicare Part D Adjustments [Member]
Estimated Future Benefit Payments And Subsidies Receipts Other Plans [Line Items]
2012	0.6
2013	0.6
2014	0.6
2015	0.6
2016	0.6
2017-2021	$ 2.0